Leases liabilities - Summary of lease liabilities (Detail) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Disclosure of Lease Liabilities [Abstract]
Balance as at December 1, 2019	$ 3,192
Accretion expense	215
Lease payments	(568)
Effect of change in exchange rates	141
Balance as at November 30, 2020	2,980
Current portion	(425)
Non-current portion	$ 2,555